Consolidated Statements of Stockholders' (Deficit) Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Of Stockholders Equity Parenthetical [Abstract]
Other comprehensive (income) loss, defined benefit plan, after reclassification adjustment, tax	$ 0	$ 656	$ 288
Other comprehensive income (loss), tax	$ 0	$ 228	$ 11
Dividends declared and paid per common share (in dollars per share)	$ 0.16	$ 0.16	$ 0.16